CECL (Details 6) SFr in Millions	6 Months Ended
	Jun. 30, 2022 CHF (SFr) month day	Jun. 30, 2021 CHF (SFr)	Mar. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	SFr 1,994	SFr 2,279	SFr 2,197	SFr 1,964	SFr 2,041
Interest income recognized	10	20
Amortized cost of non-accrual assets with no specific allowance	SFr 139			244
Number of days of default on interest or principal considered to assess credit worthiness (in months) | month	3
Period of anticipated repayment after which loan is written down to net book value (in days) | day	10
Minimum [Member]
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Write-Down of Loan to Net Book Value Loan Provision Threshold as Percentage of Loan Notional Amount	90.00%
Corporate and institutional
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	SFr 1,053	1,166		925	1,317
Interest income recognized	6	14
Amortized cost of non-accrual assets with no specific allowance	62			76
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	143	293		167	324
Interest income recognized	0	6
Amortized cost of non-accrual assets with no specific allowance	0			46
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	707	790		698	925
Interest income recognized	6	8
Amortized cost of non-accrual assets with no specific allowance	57			30
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	192	63		41	68
Interest income recognized	0	0
Amortized cost of non-accrual assets with no specific allowance	3			0
Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	11	20		19	0
Interest income recognized	0	0
Amortized cost of non-accrual assets with no specific allowance	2			0
Consumer
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	941	1,113		1,039	724
Interest income recognized	4	6
Amortized cost of non-accrual assets with no specific allowance	77			168
Consumer | Mortgages
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	503	615		572	418
Interest income recognized	1	2
Amortized cost of non-accrual assets with no specific allowance	74			167
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	238	298		262	105
Interest income recognized	2	3
Amortized cost of non-accrual assets with no specific allowance	2			0
Consumer | Consumer finance
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	200	200		205	201
Interest income recognized	1	1
Amortized cost of non-accrual assets with no specific allowance	1			1
Bank
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	1,983	2,267		1,952	2,029
Interest income recognized	10	20
Amortized cost of non-accrual assets with no specific allowance	139	244
Bank | Corporate and institutional
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	1,042	1,154		913	1,305
Interest income recognized	6	14
Amortized cost of non-accrual assets with no specific allowance	62	76
Bank | Corporate and institutional | Real estate
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	143	293		167	324
Interest income recognized	0	6
Amortized cost of non-accrual assets with no specific allowance	0	46
Bank | Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	696	778		686	913
Interest income recognized	6	8
Amortized cost of non-accrual assets with no specific allowance	57	30
Bank | Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	192	63		41	68
Interest income recognized	0	0
Amortized cost of non-accrual assets with no specific allowance	3	0
Bank | Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	11	20		19	0
Interest income recognized	0	0
Amortized cost of non-accrual assets with no specific allowance	2	0
Bank | Consumer
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	941	1,113		1,039	724
Interest income recognized	4	6
Amortized cost of non-accrual assets with no specific allowance	77	168
Bank | Consumer | Mortgages
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	503	615		572	418
Interest income recognized	1	2
Amortized cost of non-accrual assets with no specific allowance	74	167
Bank | Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	238	298		262	105
Interest income recognized	2	3
Amortized cost of non-accrual assets with no specific allowance	2	0
Bank | Consumer | Consumer finance
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	200	200		SFr 205	SFr 201
Interest income recognized	1	1
Amortized cost of non-accrual assets with no specific allowance	SFr 1	SFr 1